Income Tax (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Gain On Reduction Of Contingent Obligations			$ 600,000	$ 5,100,000
Effective Income Tax Rate, Continuing Operations	47.00%	37.00%	183.52%	(361.20%)
Operating Loss Carryforwards			0	207,000
Income Tax Expense (Benefit)	$ (106,000)	$ (494,000)	$ (97,000)	$ (1,322,000)